UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21472

                         ROBECO-SAGE TRITON FUND, L.L.C.
               (Exact name of registrant as specified in charter)
                                    --------


                                909 Third Avenue
                                   28th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                        DATE OF FISCAL YEAR END: MARCH 31

                     DATE OF REPORTING PERIOD: JUNE 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS





ROBECO-SAGE TRITON FUND, L.L.C.


Quarterly Report (unaudited)

June 30, 2005

                                             Robeco-Sage Triton Fund, L.L.C.

                                           Schedule of Investments (unaudited)

                                                      June 30, 2005

                                                                                                          %* OF
                                                                                                         MEMBERS'
PORTFOLIO FUND                                                                COST          VALUE        CAPITAL   LIQUIDITY
-----------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY:
Alson Signature Fund Offshore, Ltd.                                       $ 1,110,000    $ 1,354,025        2.99%  Quarterly
Amici Fund International, Ltd.                                              1,110,000      1,289,670        2.85%  Quarterly
Beacon International Fund, Ltd.                                             1,160,000      1,316,794        2.91%  Quarterly
Cantillon World Ltd.                                                          500,000        667,150        1.48%   Monthly
Clovis Capital Partners (Cayman), Ltd.                                        660,000        808,863        1.79%  Quarterly
Criterion Capital Partners Ltd.                                               900,000        921,623        2.04%  Quarterly
Delta Offshore Ltd.                                                         1,000,000      1,071,800        2.37%   Monthly
Elm Ridge Value Partners Offshore Fund, Inc.                                1,000,000      1,038,074        2.30%  Quarterly
FrontPoint Offshore Value Discovery Fund, L.P.                              1,260,000      1,454,235        3.22%  Quarterly
Highline Capital International, Ltd.                                        1,000,000      1,094,166        2.42%  Quarterly
Liberty Square Offshore Partners, Ltd.                                        600,000        631,562        1.40%  Quarterly
Phinity Offshore Fund, Ltd.                                                   910,000      1,050,463        2.32%  Quarterly
Rosehill Japan Fund Ltd.                                                    1,500,065      1,448,930        3.20%  Quarterly
Savannah-Baltimore Offshore Ltd.                                            1,300,000      1,306,339        2.89%  Quarterly
Spring Point Opportunity Offshore Fund                                        800,000        830,640        1.84%  Quarterly
Stadia Capital Limited                                                        800,000        883,028        1.95%  Quarterly
Tracer Capital Offshore Fund Ltd.                                           1,300,000      1,341,456        2.97%  Quarterly
                                                                        ------------------------------------------
           TOTAL LONG/SHORT EQUITY                                         16,910,065     18,508,818       40.94%
                                                                        ------------------------------------------
EVENT DRIVEN:
Altima Global Special Situations Fund Ltd.                                    750,000        774,061        1.71%  Quarterly
Centaurus Alpha Fund, Ltd.                                                  1,150,000      1,175,009        2.60%   Monthly
CSO Ltd.                                                                    1,250,000      1,261,410        2.79%  Quarterly
Eton Park Overseas Fund, Ltd.                                                 750,000        777,857        1.72%   Annually
Fir Tree International Value Fund, Ltd.                                     1,010,000      1,204,268        2.66%   Annually
Newcastle Offshore Fund, Ltd.                                                 700,000        694,193        1.54%  Quarterly
Perry Partners International, Inc.                                            660,000        877,667        1.94%  Quarterly
                                                                        ------------------------------------------
           TOTAL EVENT DRIVEN                                               6,270,000      6,764,465       14.96%
                                                                        ------------------------------------------
MULTI-STRATEGY RELATIVE VALUE:
Citadel Kensington Global Strategies Fund, Ltd.                             1,600,000      1,688,480        3.74%  Quarterly
Redbrick Capital Offshore Ltd.                                              1,000,000        984,344        2.18%  Quarterly
Sagamore Hill Fund Ltd.                                                       660,000        692,257        1.53%  Quarterly
Severn River Capital Fund, Ltd.                                               600,000        568,430        1.26%  Quarterly
Shepherd Investments International, Ltd.                                      660,000        769,096        1.70%  Quarterly
Tempo Fund, Ltd.                                                              400,000        431,553        0.95%  Quarterly
                                                                        ------------------------------------------
           TOTAL MULTI-STRATEGY RELATIVE VALUE                              4,920,000      5,134,160       11.36%
                                                                        ------------------------------------------

                                             Robeco-Sage Triton Fund, L.L.C.

                                     Schedule of Investments (continued) (unaudited)

                                                      June 30, 2005


                                                                                                          %* OF
                                                                                                         MEMBERS'
PORTFOLIO FUND                                                                COST          VALUE        CAPITAL   LIQUIDITY
-----------------------------------------------------------------------------------------------------------------------------
DISTRESSED:
Greywolf Capital Overseas Fund                                            $ 1,000,000    $ 1,212,926        2.69%  Quarterly
KBC Return Enhancement Fund                                                   350,000        325,253        0.72%  Quarterly
Redwood Offshore Fund, Ltd.                                                   660,000        986,421        2.18%  Quarterly
Satellite Credit Opportunities Fund, Ltd.                                     660,000        795,663        1.76%  Quarterly
Wexford Offshore Credit Opportunities Fund Limited                          1,100,000      1,081,922        2.39%  Quarterly
                                                                        ------------------------------------------
           TOTAL DISTRESSED                                                 3,770,000      4,402,185        9.74%
                                                                        ------------------------------------------
FIXED INCOME RELATIVE VALUE:
Black River Global Multi-Strategy Leveraged Fund Ltd.                       1,000,000      1,053,406        2.33%  Quarterly
The Drake Absolute Return Fund, Ltd.                                          500,000        560,107        1.24%  Quarterly
Peloton Multi-Strategy Fund                                                 1,000,000      1,008,800        2.23%  Quarterly
                                                                        ------------------------------------------
           TOTAL FIXED INCOME RELATIVE VALUE                                2,500,000      2,622,313        5.80%
                                                                        ------------------------------------------
MACRO:
AQR Absolute Return Offshore Fund (USD) II Ltd.                               660,000        680,280        1.51%  Quarterly
Bridgewater Pure Alpha Fund                                                   415,865        417,957        0.92%   Monthly
The Grossman Global Macro Hedge Fund, Ltd.                                    450,000        407,262        0.90%   Monthly
Wexford Offshore Spectrum Fund                                                660,000        942,568        2.09%  Quarterly
                                                                        ------------------------------------------
           TOTAL MACRO                                                      2,185,865      2,448,067        5.42%
                                                                        ------------------------------------------
STRUCTURED CREDIT:
D.B. Zwirn Special Opportunities Fund, Ltd.                                   810,000        945,153        2.09%  Quarterly
Dune Capital International, Ltd.                                            1,250,000      1,256,492        2.78%   Annually
                                                                        ------------------------------------------
           TOTAL STRUCTURED CREDIT                                          2,060,000      2,201,645        4.87%
                                                                        ------------------------------------------
FUNDAMENTAL MARKET NEUTRAL:
Black Diamond Europe Ltd.                                                   1,230,000      1,183,788        2.62%  Quarterly
O'Connor Global Fundamental Market/Neutral Long/Short Limited                 860,000        934,283        2.07%  Quarterly
                                                                        ------------------------------------------
           TOTAL FUNDAMENTAL MARKET NEUTRAL                                 2,090,000      2,118,071        4.69%
                                                                        ------------------------------------------
CREDIT:
Chatham Asset High Yield Offshore Fund, Ltd.                                  950,000      1,002,343        2.22%  Quarterly

                                             Robeco-Sage Triton Fund, L.L.C.

                                     Schedule of Investments (concluded) (unaudited)

                                                      June 30, 2005


                                                                                                         %* OF
                                                                                                        MEMBERS'
PORTFOLIO FUND                                                                COST          VALUE       CAPITAL    LIQUIDITY
-----------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE MARKET NEUTRAL:
Numeric U.S. Fundamental Statistical Arbitrage Offshore Fund II Limited   $   700,000    $   706,807        1.56%   Monthly
CONVERTIBLE ARBITRAGE:
Aristeia International Limited                                                660,000        681,925        1.51%  Quarterly
                                                                        ------------------------------------------
           TOTAL PORTFOLIO FUNDS                                          $43,015,930    $46,590,799      103.07%
                                                                        ==========================================


*Percentages are based on Members' Capital of $45,204,377.

At June 30, 2005, the aggregate cost of investments for tax purposes was $43,015,930. Net unrealized appreciation on investments for tax purposes was $3,574,869 consisting of $3,810,812 of gross unrealized appreciation and $(235,943) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 103.07% of Members' Capital, have been fair valued.






For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  Robeco-Sage Triton Fund, L.L.C.


By (Signature and Title)*                     /s/ Timothy J. Stewart
                                              ----------------------
                                              Timothy J. Stewart
                                              Chief Executive Officer

Date: August 29, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ Timothy J. Stewart
                                              ----------------------
                                              Timothy J. Stewart
                                              Chief Executive Officer

Date: August 29, 2005


By (Signature and Title)*                     /s/ Nathan Peters
                                              -----------------
                                              Nathan Peters
                                              Chief Financial Officer

Date: August 29, 2005

*Print the name and title of each signing officer under his or her signature.